Concentration of Risks (Tables)	12 Months Ended
Jun. 30, 2026
Concentration of Risks [Abstract]
Schedule of Customers and Suppliers Concentration

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the Years Ended June 30,
	2026		2025		2024
	Amount	%	Amount	%	Amount	%
	USD		USD		USD
Customer A	493,238	76%	291,292	23%	*	*	%
Customer B	82,292	13%	*	* %	*	*	%
Customer C	*	* %	901,127	71%	*	*	%

*	represent percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of June 30,
	2026			2025
	Amount	%		Amount	%
	USD			USD
Customer A	*	*	%	169,781	97%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the Years Ended June 30,
	2026		2025		2024
	Amount	%	Amount	%	Amount	%
	USD		USD		USD
Supplier A	139,002	29%	75,796	19%	*	*
Supplier B	83,085	17%	*	*	*	*
Supplier C	73,852	15%	73,114	19%	*	*
Supplier D	50,517	11%	*	*	*	*
Supplier E	*	*	49,721	13%	*	*
Supplier F	*	*	*	*	230,571	14%
Supplier G	*	*	*	*	176,266	11%
Supplier H	*	*	*	*	177,418	11%

*	represent percentage less than 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of June 30,
	2026		2025
	Amount	%	Amount	%
	USD		USD
Supplier C	*	*	64,657	35%
Supplier A	*	*	53,686	29%
Supplier B	*	*	18,333	10%